Fair Value Measurements (Assets Measured at Fair Value on Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Fair Value Measurements [Line Items]
Impairment of receivables held for sale	¥ (8,742)
Goodwill	(8,499)
long-lived assets	(9,063)	¥ (30,161)
Fair Value, Measurements, Nonrecurring
Assets:
Receivables held for sale	980,686
long-lived assets	742
Level 2 | Fair Value, Measurements, Nonrecurring
Assets:
Receivables held for sale	980,686
Level 3 | Fair Value, Measurements, Nonrecurring
Assets:
long-lived assets	¥ 742